Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per share
15.	Earnings per share

(a)
Basic earnings/(loss) per share is calculated by dividing the profit/(loss) attributable to owners of the Company by the weighted average number of ordinary shares in issue during the year excluding ordinary shares purchased by the Group. One ADS represents two ordinary shares of the Company.

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Profit/(loss) attributable to owners of the Company	809,624	(3,870,620)	(2,097,678)
Weighted average number of ordinary shares in issue (in ‘000)	1,146,175	1,395,149	1,733,378

Basic earnings/(loss) per share (in RMB)	0.71	(2.77)	(1.21)

Basic earnings/(loss) per ADS (in RMB)	1.42	(5.54)	(2.42)

(b)
Diluted earnings/(loss) per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares. For the years ended December 31, 2023, 2024 and 2025, the Group had three categories of potential dilutive ordinary shares: convertible promissory notes (refer to Note 35), share options and PSUs (refer to Note 44).

For the year ended December 31, 2023, two categories of potential dilutive ordinary shares are included in the calculation of diluted earnings per share: share options and PSUs. Potential ordinary shares issuable upon conversion of convertible promissory notes were not included in the calculation of diluted earnings per share, as the effect would have been anti-dilutive.
For the years ended December 31, 2024 and 2025, potential ordinary shares issuable upon conversion of convertible promissory notes, share options and PSUs were not included in the calculation of diluted earnings per share, as the effect would have been anti-dilutive.

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Earnings/(loss)
Profit/(loss) attributable to owners of the Company	809,624	(3,870,620)	(2,097,678)

Net profit/(loss) used to determine diluted earnings per share	809,624	(3,870,620)	(2,097,678)

Weighted average number of ordinary shares
Weighted average number of ordinary shares in issue (in ‘000)	1,146,175	1,395,149	1,733,378
Adjustments for:
Assumed exercise of share options and vesting of PSUs (in ‘000)	987	—	—

Weighted average number of ordinary shares for diluted earnings per share (in ‘000)	1,147,162	1,395,149	1,733,378

Diluted earnings/(loss) per share (in RMB)	0.71	(2.77)	(1.21)

Diluted earnings/(loss) per ADS (in RMB)	1.42	(5.54)	(2.42)